UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2011
                                                   ------------------

Check here if Amendment [  ];    Amendment Number: ------------------

This Amendment (check only one):     [  ] is a restatement
                                     [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:        New Generation Advisors, LLC
             ----------------------------
Address:     49 Union Street
             ----------------------------
             Manchester, MA  01944
             ----------------------------

Form 13F File Number:     28-10779
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     George Putnam, III
          -------------------------------
Title:    President
          -------------------------------
Phone:    978-704-6200
          -------------------------------

Signature, Place and Date of Signing:

/s/ George Putnam III         Manchester, MA         February 13, 2012
---------------------       -----------------       -------------------
    [Signature]               [City, State]               [Date]

Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                    0
                                                -------------
Form 13F Information Table Entry Total:              54
                                                -------------
Form 13F Information Table Value Total:           $244,181
                                                -------------
                                                 (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                              Title of                   Value             Investment  Other    Voting Authority
Name of Issuer                                 Class           Cusip    ($1000)   Shares   Discretion Managers  Sole  Shared  None
-------------------------                     --------        --------- -------  --------  ---------- --------  ----  ------  ----
ABITIBIBOWATER INC                            COMMON          003687209   1,222     84,006    SOLE      NONE     84,006
ACCO BRANDS CORP                              COMMON          00081T108   6,899    714,965    SOLE      NONE    714,965
ACCURIDE CORP                                 COMMON          00439T206  13,647  1,916,708    SOLE      NONE  1,916,708
BALTIC TRADING LTD                            COMMON          Y0553W103   1,852    389,836    SOLE      NONE    389,836
BANK OF AMERICA CORP                          COMMON          060505104   3,920    705,000    SOLE      NONE    705,000
BANK OF AMERICA CORP   30.7900
  EXP10/28/2018                               WTS             060505153   1,942  6,265,516    SOLE      NONE  6,265,516
BLUELINX HOLDINGS INC                         COMMON          09624H109   1,941  1,294,090    SOLE      NONE  1,294,090
BUILDERS FIRSTSOURCE, INC                     COMMON          12008R107   2,866  1,404,821    SOLE      NONE  1,404,821
CALPINE CORP                                  COMMON          131347304   5,010    306,787    SOLE      NONE    306,787
CHARTER COMMUNICATIONS, INC                   CL A            16117M305   9,406    165,190    SOLE      NONE    165,190
DELTA AIR LINES, INC                          COMMON          247361702   6,273    775,344    SOLE      NONE    775,344
DORAL FINANCIAL CORP                          COMMON          25811P886   3,845  4,022,382    SOLE      NONE  4,022,382
EUROSEAS LTD                                  COMMON          Y23592200   1,541    655,870    SOLE      NONE    655,870
EXCEL MARITIME CARRIERS LTD                   COMMON          V3267N107   1,708  1,177,813    SOLE      NONE  1,177,813
EXIDE TECHNOLOGIES                            COMMON          302051206   4,603  1,750,099    SOLE      NONE  1,750,099
FAIRPOINT COMMUNICATIONS, INC                 COMMON          305560302   6,779  1,565,537    SOLE      NONE  1,565,537
FEDERAL MOGUL CORP                            COMMON          313549404   1,791    121,428    SOLE      NONE    121,428
FIFTH THIRD BANCORP                           COMMON          316773100   6,088    478,640    SOLE      NONE    478,640
GENERAL MOTORS CO                             COMMON          37045V100   3,550    175,139    SOLE      NONE    175,139
GENERAL MOTORS CO 10.0000 EXP07/10/2016       WTS             37045V118   3,784    322,602    SOLE      NONE    322,602
GENERAL MOTORS CO 18.3300 EXP07/10/2019       WTS             37045V126   2,742    350,602    SOLE      NONE    350,602
GLOBAL GEOPHYSICAL SERVICES INC               COMMON          37946S107   1,641    244,231    SOLE      NONE    244,231
THE GOODYEAR TIRE & RUBBER COMPANY            COMMON          382550101   4,661    328,924    SOLE      NONE    328,924
JPMORGAN CHASE & CO 42.4200 EXP10/28/2018     WTS             46634E114   3,934    462,837    SOLE      NONE    462,837
KEMET CORP                                    COMMON          488360207   4,656    660,393    SOLE      NONE    660,393
KEYCORP                                       COMMON          493267108   5,572    724,602    SOLE      NONE    724,602
LEAP WIRELESS INTL INC                        COMMON          521863308   4,772    513,660    SOLE      NONE    513,660
LEAR CORP                                     COMMON          521865204   6,260    157,275    SOLE      NONE    157,275
LENNAR CORP                                   CL A            526057104  10,111    514,540    SOLE      NONE    514,540
METROPCS COMMUNICATIONS, INC                  COMMON          591708102  10,236  1,179,273    SOLE      NONE  1,179,273
MGIC INVESTMENT CORP                          COMMON          552848103  11,712  3,139,898    SOLE      NONE  3,139,898
OWENS CORNING                                 COMMON          690742101   3,226    112,319    SOLE      NONE    112,319
OWENS CORNING INC 45.2500 EXP10/31/2013
  SERIES B                                    WTS             690742127      83     44,817    SOLE      NONE     44,817
PARAGON SHIPPING INC                          CL A            69913R309   1,169  1,827,106    SOLE      NONE  1,827,106
PENNYMAC MTG INVT TR                          COMMON          70931T103   4,371    263,024    SOLE      NONE    263,024
PLAINS EXPL & PROD CO LP                      COMMON          726505100  11,440    311,558    SOLE      NONE    311,558
THE PNC FINANCIAL SERVICES GROUP, INC
  67.3300 EXP12/31/2018                       WTS             693475121   3,316    281,525    SOLE      NONE    281,525
RADIAN GROUP INC                              COMMON          750236101   4,355  1,861,142    SOLE      NONE  1,861,142
REGIONS FINANCIAL CORP                        COMMON          7591EP100   3,820    888,264    SOLE      NONE    888,264
REVLON INC                                    CL A            761525609   3,496    235,106    SOLE      NONE    235,106
ROCK-TENN CO                                  CL A            772739207   3,405     59,016    SOLE      NONE     59,016
SERACARE LIFE SCIENCES, INC                   COMMON          81747T104      27      8,979    SOLE      NONE      8,979
SOLUTIA INC                                   COMMON          834376501   6,423    371,728    SOLE      NONE    371,728
SOLUTIA INC 29.7000 EXP12/31/2013             WTS             834376147      72    160,053    SOLE      NONE    160,053
STERLING FINANCIAL CORP                       COMMON          859319303     618     36,995    SOLE      NONE     36,995
SUNTRUST BANKS INC                            COMMON          867914103   3,721    210,239    SOLE      NONE    210,239
TENET HEALTHCARE CORP                         COMMON          88033G100   3,674    716,148    SOLE      NONE    716,148
TERADYNE INC                                  COMMON          880770102   7,269    533,285    SOLE      NONE    533,285
U.S. CONCRETE INC                             COMMON          90333L201   2,785    960,214    SOLE      NONE    960,214
UNITED CONTINENTAL HOLDING INC                COMMON          910047109   8,795    466,083    SOLE      NONE    466,083
US AIRWAYS GROUP INC                          COMMON          90341W108   6,507  1,283,390    SOLE      NONE  1,283,390
VISHAY INTERTECHNOLOGY                        COMMON          928298108   5,162    574,244    SOLE      NONE    574,244
VISTEON CORP                                  COMMON          92839U206   1,623     32,500    SOLE      NONE     32,500
WELLS FARGO & CO 34.0100 EXP10/28/2018        WTS             949746119   3,860    449,853    SOLE      NONE    449,853

                                                                        244,181

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